Related party transactions (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of key management personnel
Transactions during the year	March 31, 2018	March 31, 2017	March 31, 2016
Short term employee benefits	$1,668,354	2,450,169	$1,858,011
Share-based compensation:
- expense recognized on share options granted (Mr. Karan A. Chanana)	-	853,776	1,890,910
- expense recognized on share awards granted (Mr. Karan A. Chanana)	536,000	-	977,000
- expense recognized on share awards granted (others)	345,591	377,165	238,538
- expense recognized on share options granted (others)	25,567	81,308	30,624
Defined benefit plan – Gratuity	-	-	-
Rent expense	3,925	3,758	3,855
Loan received	6,613,610	727,652	17,628,629
Loan repaid	6,015,377	637,923	2,247,276
Interest expense	1,968,907	1,107,351	492,791
Advance paid back	4,004,804	2,800,000	-
Advance received	1,696,113	2,840,833	143,688

Outstanding balances	March 31, 2018	March 31, 2017	March 31, 2016
Salary and bonus payable - to Mr. Karan A. Chanana	$-	$647,000	$698,107
Salary and bonus payable – to others	468,538	323,019	155,771
Advance receivables	-	11,641	1,240
Advance payable to Mr. Karan A. Chanana	578,247	651,785	143,688
Loan and interest payable	17,828,042	17,903,077	16,460,805
Rent payable to Mr. Karan A. Chanana	27,728	24,500	20,799

Schedule of transactions with related party
Transactions during the year	March 31, 2018	March 31, 2017	March 31, 2016
Sales(1)	$-	$-	$-
Advances received back	-	-	-
Purchase of asset	-	-	10,889

Outstanding balances	March 31, 2018	March 31, 2017	March 31, 2016
Trade payables	$47	$47	$46
Advances receivables	-	-	138,151